BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

These Financial Statements comprise the financial statements of Western Magnesium Corporation and its wholly owned subsidiaries, Western Magnesium Corp., incorporated in Nevada, United States and Western Magnesium Canada Corporation, incorporated in British Columbia, Canada.

[a] Accounting standards

The accompanying Financial Statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) on the basis that the Company will continue as a going concern, which assumes that the Company will be able to meet its obligations as they become due and continue its operations for at least one year from the date these Financial Statements are issued. Realization values may be substantially different from carrying values as shown and these Financial Statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.

These Financial Statements have been prepared on a historical cost basis except for financial instruments that have been measured at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information. They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended October 31, 2021 (the “Fiscal 2021 Financial Statements”).

[b] Functional and presentation currency

These Financial Statements are presented in United States dollars (“US dollars” or “US$”), except where otherwise indicated. The functional currency of each entity of the Company is as follows:

Entity	Functional Currency
Western Magnesium Corporation	United States dollars
Western Magnesium Corp.	United States dollars
Western Magnesium Canada Corporation	Canadian dollars (“CA$”)

During the three months ended January 31, 2022, significant changes in economic facts and circumstances have occurred in Western Magnesium Corporation’s operations which resulted in the change of its functional currency to the United States dollars from the Canadian dollar effective November 1, 2021. For both monetary and non-monetary assets and liabilities, translated balances at the end of the prior period become the new accounting basis. The rate on the date of change becomes the historical rate at which non-monetary assets and liabilities are translated in subsequent years. There is no effect on the cumulative translation adjustment on the consolidated basis. Previously recorded cumulative translation adjustments are not reversed. Effects of change in functional currency included the reclassifications of convertible debentures and warrants and broker warrants [notes 12[d] and [e]].

The accounts of the Company’s subsidiary Western Magnesium Canada Corporation have been translated to United States dollars with the exchange translation adjustments recorded in other comprehensive income (loss).

[c] Critical accounting estimates and judgments

Significant Estimates and Assumptions

The preparation of these Financial Statements in accordance with US GAAP requires the Company to make estimates and assumptions concerning the future that affect the amounts reported in the Financial Statements and accompanying notes. Management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is potential risk of material adjustments to assets and liabilities in future accounting periods include the useful lives of property, plant and equipment, recoverability of the carrying value of exploration and evaluation assets, fair value measurements for financial instruments, discount rates for leases, recoverability and measurement of deferred tax assets and liabilities, and contingent liabilities.

Significant Judgments

The preparation of these Financial Statements in accordance with US GAAP requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s Financial Statements include:

-	the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to substantial doubt;
-	whether there are indicators of impairment of the Company’s exploration and evaluation assets and other non-current assets;
-	the classification of financial instruments; and
-	determination of functional currency.

2.	BASIS OF PRESENTATION

These Financial Statements comprise the financial statements of Western Magnesium Corporation and its wholly owned subsidiaries, Western Magnesium Canada Corporation, incorporated in British Columbia, Canada and Western Magnesium Corp., incorporated in the State of Nevada in the United States.

[a]	Accounting standards

The accompanying Financial Statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) on the basis that the Company will continue as a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for the next year. Realization values may be substantially different from carrying values as shown and these Financial Statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.

These Financial Statements have been prepared on a historical cost basis except for financial instruments that have been measured at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

[b]	Functional and presentation currency

These Financial Statements are presented in United States dollars (“US dollars” or “USD”), except where otherwise indicated. The functional currency of each entity of the Company is as follows:

Entity	Functional Currency
Western Magnesium Corporation	Canadian dollars (“CA$”)
Western Magnesium Canada Corporation	Canadian dollars
Western Magnesium Corp.	United States dollars

The accounts of the Company, and those of its subsidiary Western Magnesium Canada Corporation, have been translated to US dollars.

[c]	Critical accounting estimates and judgments

Significant Estimates and Assumptions

The preparation of these Financial Statements in accordance with US GAAP requires the Company to make estimates and assumptions concerning the future. Management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is potential risk of material adjustments to assets and liabilities in future accounting periods include the useful lives of property, plant and equipment, the recoverability of the carrying value of exploration and evaluation assets, fair value measurements for financial instruments, discount rates for leases, the recoverability and measurement of deferred tax assets and liabilities and contingent liabilities.

Significant Judgments

The preparation of these Financial Statements in accordance with US GAAP requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s Financial Statements include:

-	the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to substantial doubt;
-	whether there are indicators of impairment of the Company’s exploration and evaluation assets and other non-current assets;
-	the classification of financial instruments; and
-	determination of functional currency.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated